UNAUDITED CONSOLIDATED STATEMENT OF STOCKHOLDER'S DEFICIENCY - Q2 - USD ($) $ in Millions	3 Months Ended			6 Months Ended		12 Months Ended
	Jun. 30, 2016	Dec. 31, 2015		Jun. 30, 2016		Dec. 31, 2015
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				$ (491.6)	[1]	$ (557.0)
Stock-based compensation amortization				3.3		5.1
Excess tax benefits from stock-based compensation				0.1		0.3
Net income	$ 9.3	$ 26.3		22.3		62.1
Other comprehensive loss, net	4.8			8.4	[2]	(2.1)	[3]
Ending balance	(457.5)	(491.6)	[1]	(457.5)		(491.6)	[1]
Preferred Stock [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				54.6
Ending balance	54.6	54.6		54.6		54.6
Additional Paid-In-Capital [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				957.5		952.1
Stock-based compensation amortization				3.3		5.1
Excess tax benefits from stock-based compensation				0.1		0.3
Ending balance	960.9	957.5		960.9		957.5
Accumulated Deficit [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				(1,258.4)		(1,320.5)
Net income				22.3		62.1
Ending balance	(1,236.1)	(1,258.4)		(1,236.1)		(1,258.4)
Accumulated Other Comprehensive Loss [Member]
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance				(245.3)		(243.2)
Other comprehensive loss, net				8.4	[2]	(2.1)	[3]
Ending balance	$ (236.9)	$ (245.3)		$ (236.9)		$ (245.3)

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.
[2]	See Note 13, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive income during the six months ended June 30, 2016.
[3]	See Note 17, "Accumulated Other Comprehensive Loss," regarding the changes in the accumulated balances for each component of other comprehensive loss during each of 2015, 2014 and 2013.